Operating segments - Summary of capital expenditure within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Capital expenditure	$ 4,344	$ 2,658	$ 4,588
Sales of property, plant and equipment and intangible assets	138	354	97
Capital expenditure per cash flow statement	4,482	3,012	4,685
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	4,691	3,355	5,382
Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	1,201	868	1,608
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	1,436	916	1,682
Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Capital expenditure	1,622	1,441	1,576
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	467	141	552
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	(35)	(11)	(36)
Other items [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	70	(46)	65
Share of equity accounted units and adjustments [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	$ (417)	$ (651)	$ (859)